Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	$ 10,696	$ 2,468	$ 1,585
FPB, PAB, policy and contract claims, deposit liabilities and MRB	109,983	43,706	31,719
Unearned premiums	1,843	2,056	1,086
Other policy claims and benefits payable	435	484	436
Premium revenue	9,048	4,550	3,235
Net investment income	4,264	1,809	978
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	10,143	4,460	2,939
Amortization of DAC, DSI and VOBA	1,237	632	371
Other operating expenses	1,242	694	367
Net premiums written	2,595	2,209	1,200
Annuities
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	10,117	1,611	997
FPB, PAB, policy and contract claims, deposit liabilities and MRB	82,831	30,855	25,020
Unearned premiums	0	0	0
Other policy claims and benefits payable	28	29	0
Premium revenue	5,377	520	1,585
Net investment income	3,578	1,121	656
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	7,161	2,201	2,010
Amortization of DAC, DSI and VOBA	598	95	52
Other operating expenses	424	150	59
Net premiums written	0	0	0
P&C
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	211	339	192
FPB, PAB, policy and contract claims, deposit liabilities and MRB	7,285	6,838	1,839
Unearned premiums	1,843	2,056	1,086
Other policy claims and benefits payable	407	455	436
Premium revenue	2,964	2,222	1,184
Net investment income	418	168	51
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	2,349	1,535	792
Amortization of DAC, DSI and VOBA	602	493	276
Other operating expenses	438	268	139
Net premiums written	2,595	2,209	1,200
Life Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	368	518	396
FPB, PAB, policy and contract claims, deposit liabilities and MRB	19,867	6,013	4,860
Unearned premiums	0	0	0
Other policy claims and benefits payable	0	0	0
Premium revenue	707	1,808	466
Net investment income	299	352	172
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	633	724	137
Amortization of DAC, DSI and VOBA	37	44	43
Other operating expenses	224	220	137
Net premiums written	0	0	0
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC, DSI and VOBA	0	0	0
FPB, PAB, policy and contract claims, deposit liabilities and MRB	0	0	0
Unearned premiums	0	0	0
Other policy claims and benefits payable	0	0	0
Premium revenue	0	0	0
Net investment income	(31)	168	99
Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	0	0	0
Amortization of DAC, DSI and VOBA	0	0	0
Other operating expenses	156	56	32
Net premiums written	$ 0	$ 0	$ 0